Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Nov. 02, 2017	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000194765
Account Value [Line Items]
Line Graph and Table Measure Name		Recurrent MLP & Infrastructure Fund
Account Value	$ 10,000	$ 20,837	$ 15,682	$ 14,540	$ 10,870	$ 5,665	$ 9,838	$ 9,690
Alerian MLP Index (Total Return)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return)
Account Value	$ 10,000	18,680	15,276	13,101	10,063	5,419	9,428	10,068
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 24,930	$ 18,063	$ 16,400	$ 19,206	$ 13,439	$ 12,249	$ 10,714